Debt - Schedule of debt (Details) £ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($) £ / $	Dec. 31, 2022 GBP (£) £ / $	May 25, 2022	Apr. 11, 2022 USD ($)	Dec. 31, 2021 USD ($) £ / $	Apr. 05, 2021 USD ($)	Dec. 31, 2020 USD ($) £ / $	Feb. 12, 2018 USD ($)	Jun. 01, 2017 USD ($)	Apr. 26, 2016 USD ($)	Aug. 19, 2014 USD ($)
Debt issued
Principal amount	$ 1,252,270				$ 1,022,557		$ 667,814
Debt payable	$ 1,252,270				$ 1,022,557		$ 667,814
Exchange rate | £ / $	1.2039	1.2039			1.3477		1.3649
Debt issued, at fair value*	$ 1,147,083				$ 1,071,626		$ 646,083
6.500% Bonds due 2022
Debt issued
Interest rate					6.50%		6.50%
6.500% Bonds due 2022 | Burford Capital Plc
Debt issued
Principal amount											$ 143,176
Interest rate			6.50%		6.50%		6.50%
Debt payable					$ 83,396		$ 117,082
Debt issued, at fair value*					$ 85,560		$ 117,587
6.125% Bonds due 2024
Debt issued
Interest rate	6.125%	6.125%			6.125%		6.125%
6.125% Bonds due 2024 | Burford Capital Plc
Debt issued
Principal amount										$ 144,020
Interest rate	6.125%	6.125%			6.125%		6.125%
Currently outstanding	$ 120,390	£ 100,000
Debt payable	119,993				$ 134,092		$ 135,561
Debt issued, at fair value*	$ 116,381				$ 140,430		$ 133,726
6.125% Bonds due 2025
Debt issued
Interest rate	6.125%	6.125%			6.125%		6.125%
6.125% Bonds due 2025 | Burford Capital Finance Llc
Debt issued
Principal amount								$ 180,000
Interest rate	6.125%	6.125%			6.125%		6.125%
Currently outstanding	$ 180,000
Debt payable	179,080				$ 178,728		$ 178,377
Debt issued, at fair value*	$ 164,594				$ 185,855		$ 174,006
5.000% Bonds due 2026
Debt issued
Interest rate	5.00%	5.00%			5.00%		5.00%
5.000% Bonds due 2026 | Burford Capital Plc
Debt issued
Principal amount									$ 225,803
Interest rate	5.00%	5.00%			5.00%		5.00%
Currently outstanding	$ 210,683	£ 175,000
Debt payable	209,466				$ 234,153		$ 236,794
Debt issued, at fair value*	$ 186,186				$ 236,909		$ 220,764
6.250% Senior Notes due 2028
Debt issued
Interest rate	6.25%	6.25%			6.25%
6.250% Senior Notes due 2028 | Burford Capital Global Finance Plc
Debt issued
Principal amount						$ 400,000
Interest rate	6.25%	6.25%			6.25%
Currently outstanding	$ 400,000
Debt payable	393,430				$ 392,188
Debt issued, at fair value*	$ 358,608				$ 422,872
6.875% Senior Notes due 2030
Debt issued
Interest rate	6.875%	6.875%
6.875% Senior Notes due 2030 | Burford Capital Global Finance Plc
Debt issued
Principal amount				$ 360,000
Interest rate	6.875%	6.875%		6.875%
Currently outstanding	$ 360,000
Debt payable	350,301
Debt issued, at fair value*	$ 321,314